Cash and cash equivalents (Details) - Schedule of cash and cash equivalents - BRL (R$) R$ in Millions	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Schedule Of Cash And Cash Equivalents Abstract
Cash and bank accounts – Brazil	R$ 213		R$ 74		R$ 64
Cash and bank accounts – Abroad	24	[1]	25	[1]	29
Financial investments – Brazil	5,605	[2]	2,451	[2]	3,439
Total cash and cash equivalents	R$ 5,842		R$ 2,550		R$ 3,532

[1]	As of December 31, 2022, the Company had funds held abroad, being R$24 in US Dollars (R$25 in US dollars as of December 31, 2021 and R$29 in US dollars as of December 31, 2020).
[2]	As of December 31, 2022, the financial investments correspond to repurchase and resale agreements, with a weighted average interest rate of 92.80% of CDI – Interbank Deposit Certificate (109.64% of CDI as of December 31, 2021 and 96.96% of CDI as of December 31, 2020).